Risk Management Section - Outstandings per line of business (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	€ 853,930		€ 832,130
Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		210,046	[1],[2],[3]	215,110
Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		116,894		116,595
Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		118,561	[1],[2],[3]	112,630
Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		36,156	[1],[2],[3]	32,244
SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		30,785	[1],[2],[3]	30,128
UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		29,400	[1],[2],[3]	28,610
Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		27,827	[1],[2],[3]	23,540
France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		20,703	[1],[2],[3]	18,865
Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		88,679	[1],[2],[3]	89,706
Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		69,912	[1],[2],[3]	66,917
Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		55,188	[1],[2],[3]	52,564
Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		47,066	[1],[2],[3]	42,308
Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,713	[1],[2],[3]	2,915
Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	331,758		320,637
Private Individuals [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		117,194
Private Individuals [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		43,057
Private Individuals [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		84,281
Private Individuals [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		11,296
Private Individuals [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		20,758
Private Individuals [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		248
Private Individuals [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,019
Private Individuals [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,242
Private Individuals [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		15,626
Private Individuals [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		222
Private Individuals [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		179
Private Individuals [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		33,602
Private Individuals [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		36
Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		65,766		62,202
Central Banks [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		21,635
Central Banks [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		16,651
Central Banks [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,573
Central Banks [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		211
Central Banks [Member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		370
Central Banks [Member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,867
Central Banks [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,048
Central Banks [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		796
Central Banks [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,454
Central Banks [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		0
Central Banks [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,951
Central Banks [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		200
Central Banks [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8
Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		56,788		58,814
Commercial Banks [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,918
Commercial Banks [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		358
Commercial Banks [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,231
Commercial Banks [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		254
Commercial Banks [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		743
Commercial Banks [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,206
Commercial Banks [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,771
Commercial Banks [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,945
Commercial Banks [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,398
Commercial Banks [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,682
Commercial Banks [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		13,576
Commercial Banks [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,353
Commercial Banks [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		352
Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		55,894		54,521
Natural resources [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,556
Natural resources [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,323
Natural resources [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		959
Natural resources [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		729
Natural resources [Member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		220
Natural resources [Member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,307
Natural resources [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,339
Natural resources [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		652
Natural resources [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		16,037
Natural resources [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9,521
Natural resources [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		15,442
Natural resources [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		749
Natural resources [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,061
Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	48,300		43,037
Central Governments [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,970
Central Governments [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,777
Central Governments [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,033
Central Governments [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,626
Central Governments [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,597
Central Governments [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		42
Central Governments [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		184
Central Governments [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,554
Central Governments [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,668
Central Governments [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9,724
Central Governments [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,071
Central Governments [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		689
Central Governments [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		367
Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	47,936		40,720
Non-Bank Financial Institutions [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,168
Non-Bank Financial Institutions [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,516
Non-Bank Financial Institutions [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,824
Non-Bank Financial Institutions [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,292
Non-Bank Financial Institutions [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		906
Non-Bank Financial Institutions [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,486
Non-Bank Financial Institutions [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,438
Non-Bank Financial Institutions [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,815
Non-Bank Financial Institutions [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,974
Non-Bank Financial Institutions [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		12,435
Non-Bank Financial Institutions [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,259
Non-Bank Financial Institutions [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		674
Non-Bank Financial Institutions [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		149
Real estate [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		46,320		53,092
Real estate [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		17,162
Real estate [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8,949
Real estate [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		450
Real estate [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,375
Real estate [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		659
Real estate [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		326
Real estate [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,410
Real estate [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,006
Real estate [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,682
Real estate [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,395
Real estate [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		805
Real estate [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,091
Real estate [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8
Transportation and logistics [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		30,980		30,481
Transportation and logistics [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,722
Transportation and logistics [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,298
Transportation and logistics [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		505
Transportation and logistics [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,100
Transportation and logistics [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		569
Transportation and logistics [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,081
Transportation and logistics [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		868
Transportation and logistics [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		812
Transportation and logistics [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,129
Transportation and logistics [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,979
Transportation and logistics [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,818
Transportation and logistics [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		651
Transportation and logistics [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		447
Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		24,802		22,923
Food, Beverages & Personal Care [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,301
Food, Beverages & Personal Care [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,095
Food, Beverages & Personal Care [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		322
Food, Beverages & Personal Care [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,093
Food, Beverages & Personal Care [Member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		329
Food, Beverages & Personal Care [Member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		995
Food, Beverages & Personal Care [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,779
Food, Beverages & Personal Care [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		874
Food, Beverages & Personal Care [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,602
Food, Beverages & Personal Care [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,632
Food, Beverages & Personal Care [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,651
Food, Beverages & Personal Care [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		111
Food, Beverages & Personal Care [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		19
Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		22,046		23,363
Services [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,683
Services [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9,272
Services [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		574
Services [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		822
Services [Member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		162
Services [Member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		774
Services [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		646
Services [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		711
Services [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,109
Services [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,264
Services [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		604
Services [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		426
Services [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		0
General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		19,632		21,535
General Industries [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,096
General Industries [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,301
General Industries [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,143
General Industries [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,295
General Industries [Member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		274
General Industries [Member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		382
General Industries [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		437
General Industries [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		144
General Industries [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,504
General Industries [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,628
General Industries [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,423
General Industries [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5
General Industries [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		0
Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		17,397		16,983
Lower Public Administration [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		522
Lower Public Administration [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,949
Lower Public Administration [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,798
Lower Public Administration [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		727
Lower Public Administration [Member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4
Lower Public Administration [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		728
Lower Public Administration [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		471
Lower Public Administration [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		536
Lower Public Administration [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		958
Lower Public Administration [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		18
Lower Public Administration [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,686
Lower Public Administration [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		0
Utilities [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		17,263		15,893
Utilities [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,331
Utilities [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,056
Utilities [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,673
Utilities [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		654
Utilities [Member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		418
Utilities [Member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,032
Utilities [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		571
Utilities [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		445
Utilities [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,103
Utilities [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,493
Utilities [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,380
Utilities [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		843
Utilities [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		265
Chemicals Health and Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	16,443		17,577
Chemicals Health and Pharmaceuticals [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,160
Chemicals Health and Pharmaceuticals [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,517
Chemicals Health and Pharmaceuticals [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		935
Chemicals Health and Pharmaceuticals [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,066
Chemicals Health and Pharmaceuticals [Member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		112
Chemicals Health and Pharmaceuticals [Member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		95
Chemicals Health and Pharmaceuticals [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		257
Chemicals Health and Pharmaceuticals [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		524
Chemicals Health and Pharmaceuticals [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,812
Chemicals Health and Pharmaceuticals [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,286
Chemicals Health and Pharmaceuticals [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		474
Chemicals Health and Pharmaceuticals [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		205
Chemicals Health and Pharmaceuticals [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		0
Other [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	52,603		50,353
Other [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		11,628
Other [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9,774
Other [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,260
Other [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,614
Other [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		664
Other [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,560
Other [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,331
Other [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		712
Other [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8,045
Other [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,694
Other [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,536
Other [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		782
Other [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2
1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	75,978		71,368
3 (AA) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	90,539		82,365
6 (A) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	136,588		125,285
9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	283,951		280,419
12 (BB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	191,950		204,162
15 (B) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	53,528		47,020
17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	4,335		4,826
18 (CC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	3,168		3,536
19 (C) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	2,387		2,022
20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	11,506		11,128
Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	377,651		366,214
Wholesale Banking [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		41,255		41,807
Wholesale Banking [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		33,936		36,546
Wholesale Banking [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		18,067		15,832
Wholesale Banking [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		15,713		14,377
Wholesale Banking [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8,849		10,957
Wholesale Banking [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		27,026		26,633
Wholesale Banking [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		22,209		18,145
Wholesale Banking [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		13,914		13,736
Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		65,432		65,324
Wholesale Banking [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		67,893		64,672
Wholesale Banking [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		52,065		48,563
Wholesale Banking [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8,622		6,755
Wholesale Banking [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,671		2,867
Wholesale Banking [member] | Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		31		32
Wholesale Banking [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		34,044		28,962
Wholesale Banking [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		44,152		45,213
Wholesale Banking [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		54,113		52,458
Wholesale Banking [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		37,449		32,356
Wholesale Banking [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		45,214		37,032
Wholesale Banking [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		30,819		38,517
Wholesale Banking [member] | Transportation and logistics [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		27,334		27,009
Wholesale Banking [member] | Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		16,691		14,996
Wholesale Banking [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		10,252		12,461
Wholesale Banking [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		12,599		14,799
Wholesale Banking [member] | Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,594		3,459
Wholesale Banking [member] | Utilities [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		16,377		15,154
Wholesale Banking [member] | Chemicals Health and Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9,213		10,190
Wholesale Banking [member] | Other [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		35,769		33,574
Wholesale Banking [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	31,859		25,179
Wholesale Banking [member] | 3 (AA) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	46,394		46,847
Wholesale Banking [member] | 6 (A) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	66,756		63,917
Wholesale Banking [member] | 9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	115,888		110,875
Wholesale Banking [member] | 12 (BB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	86,342		93,152
Wholesale Banking [member] | 15 (B) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	22,929		18,462
Wholesale Banking [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	1,081		1,648
Wholesale Banking [member] | 18 (CC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	1,228		1,441
Wholesale Banking [member] | 19 (C) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	659		298
Wholesale Banking [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	4,516		4,395
Retail Benelux [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	231,180		228,011
Retail Benelux [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		142,547		142,621
Retail Benelux [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		82,368		79,362
Retail Benelux [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		485		476
Retail Benelux [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		66		66
Retail Benelux [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		68		64
Retail Benelux [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		277		256
Retail Benelux [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,051		3,779
Retail Benelux [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		519		519
Retail Benelux [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		406		400
Retail Benelux [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		223		294
Retail Benelux [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		103		105
Retail Benelux [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		27		28
Retail Benelux [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		40		43
Retail Benelux [member] | Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		164,466		164,220
Retail Benelux [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		250		251
Retail Benelux [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		976		1,153
Retail Benelux [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,364		1,306
Retail Benelux [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,832		2,138
Retail Benelux [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		12,769		12,222
Retail Benelux [member] | Transportation and logistics [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,882		2,704
Retail Benelux [member] | Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,960		5,601
Retail Benelux [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		10,929		9,911
Retail Benelux [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,269		3,934
Retail Benelux [member] | Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,619		5,296
Retail Benelux [member] | Utilities [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		741		597
Retail Benelux [member] | Chemicals Health and Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,213		6,258
Retail Benelux [member] | Other [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		12,910		12,420
Retail Benelux [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	372		466
Retail Benelux [member] | 3 (AA) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	5,853		5,572
Retail Benelux [member] | 6 (A) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	20,922		19,645
Retail Benelux [member] | 9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	115,192		109,844
Retail Benelux [member] | 12 (BB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	63,993		66,899
Retail Benelux [member] | 15 (B) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	15,845		16,447
Retail Benelux [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	2,223		2,324
Retail Benelux [member] | 18 (CC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	1,409		1,492
Retail Benelux [member] | 19 (C) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	1,056		1,093
Retail Benelux [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	4,316		4,229
Retail Challengers & Growth Markets [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	214,575		202,220
Retail Challengers & Growth Markets [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		905		657
Retail Challengers & Growth Markets [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		572		671
Retail Challengers & Growth Markets [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		99,966		96,278
Retail Challengers & Growth Markets [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		20,377		17,801
Retail Challengers & Growth Markets [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		21,838		19,092
Retail Challengers & Growth Markets [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		225		258
Retail Challengers & Growth Markets [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,554		1,603
Retail Challengers & Growth Markets [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,267		4,605
Retail Challengers & Growth Markets [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		22,816		23,962
Retail Challengers & Growth Markets [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,457		1,572
Retail Challengers & Growth Markets [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		180		194
Retail Challengers & Growth Markets [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		38,416		35,524
Retail Challengers & Growth Markets [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2		4
Retail Challengers & Growth Markets [member] | Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		167,262		156,385
Retail Challengers & Growth Markets [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8,383		6,124
Retail Challengers & Growth Markets [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8,884		8,889
Retail Challengers & Growth Markets [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		806		910
Retail Challengers & Growth Markets [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,356		6,244
Retail Challengers & Growth Markets [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		378		623
Retail Challengers & Growth Markets [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,732		2,353
Retail Challengers & Growth Markets [member] | Transportation and logistics [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		764		769
Retail Challengers & Growth Markets [member] | Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,151		2,325
Retail Challengers & Growth Markets [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		862		990
Retail Challengers & Growth Markets [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,764		2,801
Retail Challengers & Growth Markets [member] | Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8,184		8,227
Retail Challengers & Growth Markets [member] | Utilities [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		145		143
Retail Challengers & Growth Markets [member] | Chemicals Health and Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,017		1,129
Retail Challengers & Growth Markets [member] | Other [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,889		4,309
Retail Challengers & Growth Markets [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	18,973		16,390
Retail Challengers & Growth Markets [member] | 3 (AA) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	36,460		28,515
Retail Challengers & Growth Markets [member] | 6 (A) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	48,587		41,325
Retail Challengers & Growth Markets [member] | 9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	49,681		56,551
Retail Challengers & Growth Markets [member] | 12 (BB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	41,584		43,154
Retail Challengers & Growth Markets [member] | 15 (B) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	14,755		12,098
Retail Challengers & Growth Markets [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	933		764
Retail Challengers & Growth Markets [member] | 18 (CC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	531		602
Retail Challengers & Growth Markets [member] | 19 (C) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	672		630
Retail Challengers & Growth Markets [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	2,399		2,189
Corporate Line [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	30,524		35,685
Corporate Line [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		25,340		30,025
Corporate Line [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		18		16
Corporate Line [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		43		45
Corporate Line [member] | SPAIN
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		30		15
Corporate Line [member] | UK [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,872		1,463
Corporate Line [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		13		13
Corporate Line [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3		5
Corporate Line [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		25		21
Corporate Line [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		340		379
Corporate Line [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,840		3,703
Corporate Line [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1		1
Corporate Line [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		23,339		27,116
Corporate Line [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,502		4,461
Corporate Line [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,131		3,131
Corporate Line [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		512		926
Corporate Line [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3		2
Corporate Line [member] | Other [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		36		50
Corporate Line [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	24,774		29,333
Corporate Line [member] | 3 (AA) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	1,832		1,431
Corporate Line [member] | 6 (A) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	323		398
Corporate Line [member] | 9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	3,190		3,149
Corporate Line [member] | 12 (BB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	31		957
Corporate Line [member] | 15 (B) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]			13
Corporate Line [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	98		90
Corporate Line [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	€ 275		€ 314

[1]	1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.

[3]	3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.